Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Assets by Segment Table

Assets, as of December 31:	2011	2010
Segment net real estate:
Automotive service	$ 101,280	$ 105,393
Automotive tire services	191,577	197,997
Beverages	314,832	302,159
Child care	66,474	72,935
Convenience stores	690,246	711,667
Drug stores	154,015	143,739
Grocery stores	221,678	72,122
Health and fitness	296,188	220,856
Restaurants - casual dining	472,471	487,048
Restaurants - quick service	277,900	248,877
Theaters	383,452	281,072
Transportation services	107,632	4,961
Wholesale clubs	154,964	--
26 non-reportable segments	727,299	556,052
Total segment net real estate	4,160,008	3,404,878
Intangible assets:
Automotive tire services	529	588
Beverages	3,571	--
Drug stores	14,422	5,939
Grocery stores	5,655	6,031
Health and fitness	1,566	1,708
Restaurants - quick service	4,037	--
Theaters	31,162	1,579
Transportation services	28,944	--
Other - non-reportable segments	63,450	10,376
Goodwill:
Automotive service	1,338	1,338
Child care	5,353	5,353
Convenience stores	2,074	2,074
Restaurants - casual dining	2,461	2,461
Restaurants - quick service	1,318	1,318
Other - non reportable segments	4,662	4,662
Other corporate assets	88,839	87,285
Total assets	$ 4,419,389	$ 3,535,590

Segment Revenue Table

	Revenue
For the years ended December 31,	2011	2010	2009
Segment rental revenue:
Automotive service	$ 15,661	$ 15,626	$ 15,285
Automotive tire services	23,335	22,303	23,128
Beverages	23,458	10,292	--
Child care	21,860	21,727	22,243
Convenience stores	77,101	58,482	54,734
Drug stores	15,809	13,962	13,727
Grocery stores	6,858	3,147	2,339
Health and fitness	26,817	23,768	18,787
Restaurants - casual dining	45,130	45,209	43,706
Restaurants - quick service	25,879	24,833	25,475
Theaters	36,812	30,634	30,078
Transportation services	7,586	750	750
Wholesale clubs	3,059	--	--
26 non-reportable segments	86,935	69,061	68,340
Total rental revenue	416,300	339,794	318,592
Other revenue	1,663	657	867
Total revenue	$ 417,963	$ 340,451	$ 319,459